Earnings and Loss per Share - Summary of Earnings and Loss per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net profit/(loss)	€ (96,994)	€ 37,514	€ (93,335)
Basic	€ (1.2)	€ 0.56	€ (1.48)
Diluted	€ (1.2)	€ 0.55	€ (1.48)
Weighted average shares outstanding:
Basic	80,546,682	67,220,824	62,912,921
Diluted	80,546,682	68,824,906	62,912,921